Capital Adequacy	12 Months Ended
Dec. 31, 2025
Capital Adequacy [Abstract]
CAPITAL ADEQUACY

NOTE 6 - CAPITAL ADEQUACY

The method of calculation is set up by the relevant regulatory authority. The regulated entities aim to always maintain a capital, liquidity and other required adequacy above the required minimum, and they report these adequacy requirements to their regulatory authority on a regular basis.

The entities’ objective when managing adequacy requirements is to maintain an optimal capital structure that reduces the cost of capital, safeguards the entities’ ability to continue as a going concern, meets regulatory requirements, and enable appropriate returns to shareholders.

The primary adequacy requirements of the Company’s principal regulated legal entities are as follows:

eToro (Europe) Ltd

Under the Investment Firms Regulation (“IFR”), eToro (Europe) Ltd is required to satisfy its regulatory capital and liquidity requirements as determined by its internal Capital and Risk assessment (ICARA) process.

As of December 31, 2025 and 2024, the entity must maintain a minimum regulatory capital requirement of $160 million and $152 million, respectively.  As of December 31, 2025 and 2024, the regulatory capital of the eToro (Europe) Ltd was $348 million and $300 million, respectively, which is in excess of the regulatory capital requirements mentioned above.

As of December 31, 2025 and 2024, the entity must maintain a minimum liquidity requirement of $5.2 million and $5.3 million, respectively.  As of December 31, 2025 and 2024, the regulatory liquid assets of the eToro (Europe) Ltd were $283 million and $182 million, respectively, which is in excess of the regulatory liquidity requirements mentioned above.

eToro (UK) Ltd

Under the Investment Firm Prudential Regime (“IFPR”), eToro (UK) Ltd is required to satisfy its own funds and liquidity requirements as determined by its internal Capital and Risk assessment (ICARA) process.

As of December 31, 2025 and 2024, the entity must maintain a minimum requirement of $40.4 million and $24 million, respectively.  As of December 31, 2025 and 2024, the regulatory capital of eToro (UK) Ltd was $59.1 million and $38.1 million, respectively, which is in excess of the regulatory capital requirements mentioned above.

As of December 31, 2025 and 2024, the entity must maintain a minimum liquidity requirement of $66 million and $17.7 million, respectively.  As of December 31, 2025 and 2024, the regulatory liquid assets of the eToro (UK) Ltd were $87 million and $53.2 million, respectively, which is in excess of the regulatory liquidity requirements mentioned above.

eToro Aus Capital Ltd

Under the Regulatory Guide 166, eToro Aus Capital Ltd must maintain a minimum required Net Tangible Assets (“NTA”). As of December 31, 2025 and 2024, this minimum requirement was $4.4 million and $4.8 million, respectively. As of December 31, 2025 and 2024, the NTA of eToro Aus Capital Ltd was $16.7 million and $19.5 million, respectively, which is in excess of the minimum requirement mentioned above.

eToro (ME) Ltd

Under the Prudential – Investment, Insurance Intermediation and Banking Rules (“PRU”), eToro (ME) Ltd is required at all times to satisfy its regulatory capital as determined by its internal Capital Adequacy Assessment Process (ICAAP). As of December 31, 2025 and 2024, the entity must maintain a minimum requirement of $7 million and $ million, respectively.  As of December 31, 2025 and 2024, the regulatory capital of eToro (ME) Ltd was $14.4 and $7.8, respectively.

eToro USA LLC

The legal and regulatory framework under which eToro USA LLC operates stipulates that the entity must maintain a minimum required net worth that is determined at the state level. The highest minimum net worth of all the states is $1 million. The total equity as of December 31, 2025 and 2024, was $25.9 million and $24.7 million, respectively, which is in excess of the minimum net worth requirement mentioned above.